Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Summary of carrying amounts of the Company´s right of use assets and lease and the movements during the years
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended in December 31, 2024, and 2023, are detailed below:

	Right-of-use assets			Total lease liabilities
	Land and Buildings	Facilities and machinery	Total
Amounts as of December 31, 2023	388	60,637	61,025	(70,468)
Reestimation	1,428	9,799	11,227	(11,301)
Additions	14,423	63,458	77,881	(63,458)
Depreciation (1)	(688)	(44,112)	(44,800)	—
Payments	—	—	—	56,641
Interest expense (2)	—	—	—	(7,074)

Amounts as of December 31, 2024	15,551	89,782	105,333	(95,660)

(1)	Including the depreciation of drilling services capitalized as “Works in progress” for 35,538.
(2)	Including drilling agreements capitalized as “Works in progress” for 3,981.

	Right-of-use assets			Total lease liabilities
	Land and Buildings	Facilities and machinery	Total
Amounts as of December 31, 2022	986	25,242	26,228	(29,194)
Additions	—	63,336	63,336	(68,499)
Reestimation	(14)	1,450	1,436	(1,675)
Depreciation (1)	(584)	(29,391)	(29,975)	—
Payments	—	—	—	36,780
Interest expense (2)	—	—	—	(7,880)

Amounts as of December 31, 2023	388	60,637	61,025	(70,468)

(1)	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
(2)	Including drilling agreements capitalized as “Works in progress” for 4,986.